Events after the reporting date - Strategic pipeline prioritization plan (Details)	3 Months Ended
Jun. 30, 2025
Announcing or commencing implementation of major restructuring | Forecast
Events after the reporting date
Percentage with which workforce is expected to be reduced	50.00%